INCOME TAXES (Schedule of deferred tax assets and liabilities) (Details) - USD ($)	Mar. 31, 2024	Jan. 31, 2024
Deferred tax assets
Share issuance costs and financing fees	$ 268	$ 1,610
Allowable capital losses	131,019	132,394
Non-capital losses	5,180,776	5,170,743
Intangible assets	80,636	82,004
Goodwill	0	6,606
Lease liabilities	1,032,671	1,048,101
Derivative liability	22,915	29,223
Property and equipment	4,013	3,686
Other	14,008	14,187
Total deferred tax assets	6,466,306	6,488,554
Valuation allowance	(5,260,681)	(5,261,352)
Total net deferred tax assets	1,205,625	1,227,202
Deferred tax liabilities
Right-of-use assets	(942,784)	(959,509)
IRC 481(a) adjustments	(140,998)	(283,658)
Total deferred tax liabilities	(1,083,782)	(1,243,167)
Net deferred tax asset (liability)	$ 121,843	$ (15,965)